OTHER LOAN PAYABLE (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Loans payable	$ 741,469	$ 0
Less: other loan payable - current	(467,976)	0
Thales Canada [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Loans payable	$ 1,209,445	$ 0